PROPERTY AND EQUIPMENT (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following (in thousands):
	March 31, 2023	December 31, 2022
Computer equipment	$342	$333
Furniture & Fixtures	15	15
	March 31, 2023	December 31, 2022
Data warehouse	286	286
Software	197	197
Total Cost	840	831
Less accumulated depreciation and amortization	(522)	(456)
Property and Equipment	$318	$375

Property and equipment consist of the following (in thousands):
	December 31,
	2022	2021
Computer equipment	$333	$225
Furniture & Fixtures	15	—
Data warehouse	286	256
Software	197	196
Total Cost	831	677
Less accumulated depreciation and amortization	(456)	(197)
Property and Equipment	$375	$480